Consolidated Statements of Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Total - other - than temporary impairment losses	$ (94)	$ (946)
Losses recorded in/(reclassified from) other comprehensive income	(6)	368
Total credit losses recognized in income	$ (100)	$ (578)